LONG-TERM DEBT	12 Months Ended
Dec. 31, 2016
Long-term Debt, by Current and Noncurrent [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

(in thousands of $)	2016	2015
Long-term debt:
3.75% senior unsecured convertible bonds due 2016	—	117,500
Norwegian kroner 600 million senior unsecured floating rate bonds due 2017	65,445	63,681
3.25% senior unsecured convertible bonds due 2018	184,202	350,000
Norwegian kroner 900 million senior unsecured floating rate bonds due 2019	87,801	85,434
5.75% senior unsecured convertible bonds due 2021	225,000	—
U.S. dollar denominated floating rate debt due through 2023	1,017,558	1,049,861
Total debt principal	1,580,006	1,666,476
Less: unamortized debt issuance costs	(27,132)	(32,271)
Less: current portion of long-term debt	(174,900)	(208,031)
	1,377,974	1,426,174

 The outstanding debt as of December 31, 2016, is repayable as follows:

(in thousands of $) Year ending December 31,
2017	174,900
2018	324,847
2019	264,481
2020	172,060
2021	457,412
Thereafter	186,306
Total debt principal	1,580,006

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner ("NOK") as at December 31, 2016, was 4.20% per annum (2015: 4.22%). These rates take into consideration the effect of related interest rate swaps. At December 31, 2016, the three month US Dollar London Interbank Offered Rate ("LIBOR") was 0.998% (2015: 0.613%) and the three month Norwegian Interbank Offered Rate ("NIBOR") was 1.17% (2015: 1.13%).

3.75% senior unsecured convertible bonds due 2016
On February 10, 2011, the Company issued a senior unsecured convertible bond loan totaling $125.0 million. Interest on the bonds was fixed at 3.75% per annum and was payable in cash semi-annually in arrears. The bonds were convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a premium of approximately 35% to the share price at the time. Subsequently, dividend distributions reduced the conversion price to $16.61 at December 31, 2015. The Company had the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeded, for a specified period of time, 130% of the principal amount of the bond. In December 2015, the Company purchased bonds with principal amounts totaling $7.5 million and the net amount outstanding at December 31, 2015, was $117.5 million. In February 2016, the amount outstanding was fully redeemed in cash without any conversion into shares having taken place.

NOK600 million senior unsecured bonds due 2017
On October 19, 2012, the Company issued a senior unsecured bond loan totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on October 19, 2017. The bonds may, in their entirety, be redeemed at the Company's option from April 19, 2017, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Since their issue, at December 31, 2016, the Company has purchased bonds with principal amounts totaling NOK43.0 million (2015: NOK43.0 million), of which NOK8.0 million (2015: NOK8.0 million) were subsequently re-sold. The Company holds bonds purchased as treasury bonds. The net amount outstanding at December 31, 2016, was NOK565 million, equivalent to $65.4 million (2015: NOK565 million, equivalent to $63.7 million).

3.25% senior unsecured convertible bonds due 2018
On January 30, 2013, the Company issued a senior unsecured convertible bond loan totaling $350.0 million. Interest on the bonds is fixed at 3.25% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1, and November 1. The bonds are convertible into Ship Finance International Limited common shares at any time up to ten banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a premium of approximately 33% to the share price at the time. Since then, dividend distributions have reduced the conversion price to $14.3886 per share. In October 2016, the Company purchased and canceled bonds with principal amounts totaling $165.8 million (2015: $nil) and the net amount outstanding at December 31, 2016, was $184.2 million (2015: $350.0 million). A loss of $8.8 million was recorded on the purchase and cancellation (2015: $nil; 2014: $nil).

In conjunction with the bond issue, the Company loaned up to 6,060,606 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were borrowed from Hemen Holding Ltd., the largest shareholder of the Company, for a one-time loan fee of $1.0 million.

As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $20.7 million in 2013 and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $3.4 million in the year ended December 31, 2016 (2015: $4.1 million). As a result of the purchase and cancellation of bonds with principal amounts totaling $165.8 million (2015: $nil), a total of $8.5 million (2015: $nil) was allocated as the reacquisition of the equity component.

NOK900 million senior unsecured bonds due 2019
On March 19, 2014, the Company issued a senior unsecured bond loan totaling NOK900 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on March 19, 2019. The bonds may, in their entirety, be redeemed at the Company's option from September 19, 2018, upon giving the bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, at December 31, 2016, the Company has purchased bonds with principal amounts totaling NOK 142.0 million (2015: NOK142.0 million), which are being held as treasury bonds. The net amount outstanding at December 31, 2016, was NOK758.0 million, equivalent to $87.8 million (2015: NOK758.0 million, equivalent to $85.4 million).

5.75% senior unsecured convertible bonds due 2021
On October 5, 2016, the Company issued a senior unsecured convertible bond loan totaling $225.0 million. Interest on the bonds is fixed at 5.75% per annum and is payable in cash quarterly in arrears on January 15, April 15, July 15 and October 15. The bonds are convertible into Ship Finance International Limited common shares and mature on October 15, 2021. The initial conversion rate at the time of issuance was 56.2596 common shares per $1,000 bond, equivalent to a conversion price of approximately $17.7747 per share. The conversion rate will be adjusted for dividends in excess of $0.225 per common share per quarter. Since the issuance, dividend distributions have increased the conversion rate to 58.0285, equivalent to a conversion price of approximately $17.2329 per share.

In conjunction with the bond issue, the Company loaned up to 8,000,000 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were initially borrowed from Hemen Holding Ltd., the largest shareholder of the Company, for a one-time loan fee of $120,000. In November 2016, the Company issued 8,000,000 new shares, to replace the shares borrowed from Hemen Holding Ltd. and received $80,000 from Hemen Holding Ltd.

As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $4.6 million and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $0.2 million in the year ended December 31, 2016 (2015: $nil).

$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49.0 million secured term loan and revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers, which also serve as security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of ten years. At December 31, 2016, the amount available under the revolving part of the facility was $20.0 million (2015: $12.0 million). The net amount outstanding at December 31, 2016, was $nil (2015: $8.0 million).

$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a Suezmax tanker. In November 2014, the terms of the loan were amended and restated, and the facility now matures in November 2019. The net amount outstanding at December 31, 2016, was $23.4 million (2015: $26.3 million).

$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a Suezmax tanker. In March 2015, the terms of the loan were amended and restated, and the facility now matures in March 2020. The net amount outstanding at December 31, 2016, was $23.4 million (2015: $26.3 million).

$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured against two Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at December 31, 2016, was $30.2 million (2015: $34.1 million).

$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95 million secured term loan and revolving credit facility with a bank, secured against a jack-up drilling rig. The facility, which was fully prepaid and canceled in July 2016, bore interest at LIBOR plus a margin and had a term of seven years. The net amount outstanding at December 31, 2016, was $nil (2015: $22.5 million).

$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured against three Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at December 31, 2016, was $44.9 million (2015: $50.8 million).

$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, which provides an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured against a 1,700 TEU container vessel and seven Handysize dry bulk carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at December 31, 2016, was $110.1 million (2015: $122.2 million).

$53 million secured term loan facility
In November 2012, two wholly-owned subsidiaries of the Company entered into a $53.2 million secured term loan facility with a bank, secured against two car carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2016 was $35.5 million (2015: $39.9 million).

$45 million secured term loan and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45.0 million secured term loan and revolving credit facility with a bank, secured against seven 4,100 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. At December 31, 2016, the available amount under the revolving part of the facility was $9.0 million (2015: $9.0 million). The net amount outstanding at December 31, 2016, was $36.0 million (2015: $36.0 million).

$101 million secured term loan facility
In August 2014, six wholly-owned subsidiaries of the Company entered into a $101.4 million secured term loan facility with a syndicate of banks, secured against six offshore support vessels. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2016, was $54.7 million (2015: $87.8 million). One of the vessels was sold in February 2016 and the facility now relates to the remaining five vessels.

$20 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $20.0 million secured term loan facility with a bank, secured against two 5,800 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2016, was $20.0 million (2015: $20.0 million).

$128 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, secured against two 8,700 TEU container vessels, which were delivered in 2014. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2016, was $109.4 million (2015: $117.9 million).

$128 million secured term loan facility
In November 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, secured against two 8,700 TEU container vessels, which were delivered in 2015. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2016 was $112.6 million (2015: $121.1 million).

$39 million secured term loan facility
In December 2014, two wholly-owned subsidiaries of the Company entered into a $39.0 million secured term loan facility with a bank, secured against two Kamsarmax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at December 31, 2016, was $31.5 million (2015: $34.0 million).

$250 million secured revolving credit facility
In June 2015, 17 wholly-owned subsidiaries of the Company entered into a $250.0 million secured revolving credit facility with a syndicate of banks, secured against 17 tankers chartered to Frontline Shipping. Four of the tankers were sold and delivered to their new owners prior to December 31, 2016, and the facility was secured against the remaining 13 tankers at December 31, 2016. The facility bears interest at LIBOR plus a margin and has a term of three years. At December 31, 2016, the available amount under the facility was $175.6 million (2015: $154.6 million). The net amount outstanding at December 31, 2016, was $40.0 million (2015: $73.5 million).

$166 million secured term loan facility
In July 2015, eight wholly-owned subsidiaries of the Company entered into a $166.4 million secured term loan facility with a syndicate of banks, secured against eight Capesize dry bulk carriers acquired in 2015. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2016 was $145.6 million (2015: $159.5 million).

$210 million secured term loan facility
In November 2015, three wholly-owned subsidiaries of the Company entered into a $210.0 million secured term loan facility with a syndicate of banks, to partly fund the acquisition of three newbuilding container vessels, against which the facility is secured. One of the vessels was delivered in 2015, and the remaining two vessels were delivered in 2016. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years from the delivery of each vessel. At December 31, 2016, the net amount outstanding was $200.2 million (2015: $70.0 million).

The aggregate book value of assets pledged as security against borrowings at December 31, 2016, was $2,009 million (2015: $2,087 million).

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2016, the Company is in compliance with all of the covenants under its long-term debt facilities. The $101.4 million secured term loan facility entered into in August 2014 contains certain financial covenants on Deep Sea. As at December 31, 2016, Deep Sea was in compliance with all covenants under the loan agreement.